Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	Prior PEO(2) ($)	Current PEO(2) ($)	Prior PEO ($)	Current PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs(2) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($ in thousands)	Revenue Growth (4)
2025	—	1,210,795	—	7,482,274	4,086,766	2,400,276	113.22	253.38	259,262	15%
2024	508,353	28,200,994	(58,777,872)	23,259,000	11,960,045	9,625,761	80.16	204.26	84,492	13%
2023	1,044,885	—	29,952,755	—	11,964,892	12,112,489	86.33	149.52	19,409	20%
2022	797,179	—	(200,132,194)	—	4,430,909	(13,942,162)	59.93	94.73	(27,804)	34%
2021	82,536,062	—	293,335,312	—	7,774,582	13,883,786	189.01	131.92	(19,503)	35%

Company Selected Measure Name	revenue growth
Named Executive Officers, Footnote	The PEO and non-PEO NEOs included in the above compensation table reflect the following:

Year	Prior PEO	Current PEO	Non-PEO NEOs
2025	—	Padmanabhan Srinivasan	W. Matthew Steinfort, Lawrence D'Angelo, Bratin Saha
2024	Yancey Spruill	Padmanabhan Srinivasan	W. Matthew Steinfort, Bratin Saha, Lawrence D'Angelo, Muhammad Aaqib Gadit
2023	Yancey Spruill	—	W. Matthew Steinfort, William Sorenson, Muhammad Aaqib Gadit, Gabriel Monroy, Megan Wood
2022	Yancey Spruill	—	William Sorenson, Carly Brantz, Jeffrey Guy, Gabriel Monroy
2021	Yancey Spruill	—	Gabriel Monroy, Alan Shapiro

Peer Group Issuers, Footnote	Peer Group TSR reflects the Company’s peer group (S&P Information Technology Index) used in the stock performance graph contained in our Annual Report. The values assume $100 was invested in each of our common stock and our peer group index at their respective closing prices on March 24, 2021 (the date our common stock commenced trading on the NYSE), including the reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2025 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see "Note 2. Summary of Significant Accounting Policies–Stock-Based Compensation" of the audited consolidated financial statements included in our Annual Report.

2025 ($)
PEO	Current PEO
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	5,148,724
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,122,755
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Total Added (or Deducted)	6,271,479

Non-PEO NEOs	2025 ($) (Average)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,299,392)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,556,431
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,461,673
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	191,969
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	38,700
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,635,871)
Total Added (or Deducted)	(1,686,490)

Non-PEO NEO Average Total Compensation Amount	$ 4,086,766	$ 11,960,045	$ 11,964,892	$ 4,430,909	$ 7,774,582
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,400,276	9,625,761	12,112,489	(13,942,162)	13,883,786
Adjustment to Non-PEO NEO Compensation Footnote	In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2025 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see "Note 2. Summary of Significant Accounting Policies–Stock-Based Compensation" of the audited consolidated financial statements included in our Annual Report.

2025 ($)
PEO	Current PEO
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	5,148,724
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,122,755
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Total Added (or Deducted)	6,271,479

Non-PEO NEOs	2025 ($) (Average)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,299,392)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,556,431
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,461,673
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	191,969
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	38,700
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,635,871)
Total Added (or Deducted)	(1,686,490)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure
Revenue growth
Adjusted free cash flow margin
Annual run-rate revenue

Total Shareholder Return Amount	$ 113.22	80.16	86.33	59.93	189.01
Peer Group Total Shareholder Return Amount	253.38	204.26	149.52	94.73	131.92
Net Income (Loss)	$ 259,262,000	$ 84,492,000	$ 19,409,000	$ (27,804,000)	$ (19,503,000)
Company Selected Measure Amount	0.15	0.13	0.20	0.34	0.35
Additional 402(v) Disclosure	Represents GAAP revenue for the years indicated. In 2024, we changed our Company-Selected Measure from the sum of our revenue growth and adjusted free cash flow margin to revenue growth as described above. Accordingly, the Company-Selected Measure has been updated to show revenue growth for 2023, 2022 and 2021.Amount shown reflects restated net income as reflected in our restated consolidated financial statements for the fiscal year ended December 31, 2022.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted free cash flow margin
Measure:: 3
Pay vs Performance Disclosure
Name	Annual run-rate revenue
Padmanabhan Srinivasan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,210,795	$ 28,200,994
PEO Actually Paid Compensation Amount	$ 7,482,274	$ 23,259,000
PEO Name	Padmanabhan Srinivasan	Padmanabhan Srinivasan
Yancey Spruill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 508,353	$ 1,044,885	$ 797,179	$ 82,536,062
PEO Actually Paid Compensation Amount		$ (58,777,872)	$ 29,952,755	$ (200,132,194)	$ 293,335,312
PEO Name		Yancey Spruill	Yancey Spruill	Yancey Spruill	Yancey Spruill
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,271,479
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,148,724
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,122,755
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,686,490)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,299,392)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,556,431
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,461,673
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,969
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,700
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,635,871)